Convertible Debentures (Details Narrative) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 30, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Proceeds from convertible debentures			$ 13,334
Transaction costs			(572)
Interest expense			1,222
Convertible debentures, interest payable settled with shares		$ 588	588 [1]
Canadian Dollars [Member]
Statement Line Items [Line Items]
Proceeds from convertible debentures			17,910
Transaction costs			(768)
Interest expense			1,594
Convertible debentures, interest payable settled with shares		$ 754	754
Secured Convertible Debentures [Member]
Statement Line Items [Line Items]
Debt term	36 months
Debt annual interest rate	5.75%
Debt effective annual rate	10.00%
Warrants to purchase common stock | shares	1,006,542
Debt maturity date	July 30, 2022
Warrant expiration date	Jul. 30, 2023
Proceeds from debentures	$ 12,800
Transaction costs	572
Fair value of debt	6,298
Residual portion of convertible option	4,751
Deferred tax recovery	$ 1,713
Interest expense			1,222
Convertible debentures, interest payable settled with shares			588
Secured Convertible Debentures [Member] | Broker Warrant [Member]
Statement Line Items [Line Items]
Warrant expiration date	Jul. 30, 2023
Warrants granted | shares	136,887
Secured Convertible Debentures [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Proceeds from convertible debentures	$ 17,910
Debt conversion price | $ / shares	$ 5.30
Warrant exercise price | $ / shares	$ 5.75
Proceeds from debentures	$ 17,100
Transaction costs	768
Fair value of debt	8,459
Residual portion of convertible option	6,382
Deferred tax recovery	$ 2,301
Interest expense			1,594
Convertible debentures, interest payable settled with shares			$ 754
Secured Convertible Debentures [Member] | Canadian Dollars [Member] | Broker Warrant [Member]
Statement Line Items [Line Items]
Warrant exercise price | $ / shares	$ 5.75
Secured Convertible Debentures [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Debt conversion price | $ / shares	$ 12.50

[1]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 16) in common shares valued at C$754 ($588).